BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	Year ended December 31,
	2013	2014	2015

Numerator:

Net income attributed to Sapiens shareholders	$11,604	$14,463	$20,016
Adjustment to redeemable non-controlling interest	-	-	224

Net income used for earnings per share	$11,604	$14,463	$20,240

Denominator (thousands):

Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	40,024	47,210	48,121
Stock options and warrants	2,292	1,427	1,206

Denominator for diluted net earnings per share - adjusted weighted average number of shares	42,316	48,637	49,327